INVENTORIES	12 Months Ended
Dec. 31, 2023
Inventory Disclosure [Abstract]
INVENTORIES

6. INVENTORIES

As of December 31, 2023 and 2022, inventories consisted of the following:

	As of
	December 31,2023	December 31,2022
Finished goods(1)	$3,287,637	$2,457,121
Raw materials(2)	2,426,168	1,353,371
WIP(3)	23,976	-
Others(4)	-	3,536
Total Inventory	$5,737,781	$3,814,028

(1)	Finished goods includes electric vehicles and accessories.

(2)	Raw materials mainly include parts, and battery cells.

(3)	Work-in-process includes cost incurred to build prototypes with customized software.

(4)	Others includes low-value consumption goods and goods shipped in transit.

Based on historical observations, the write-downs were immaterial to be recognized for the inventories for the years ended December 31, 2023 and 2022.